Intangible Content Assets - Schedule of Reconciliation of Changes in Intangible Content Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Additions		$ 907		$ 2,655
Exchange difference		(148)		(7)
Deconsolidation				(4,878)
Film Productions
Disclosure of detailed information about intangible assets [line items]
Intangible - content assets, beginning balance		10,867		3,931
Additions		3,413		10,521
Exchange difference		(775)		(17)
Transfer to film and content rights		(444)		(3,568)
Intangible - content assets, ending balance		13,061		10,867
Content Advances
Disclosure of detailed information about intangible assets [line items]
Intangible - content assets, beginning balance		349,568		266,232
Additions	[1],[2]	261,002		221,251
Reclassification		(65)	[3]
Exchange difference		(12,314)		(1,100)
Impairment loss		(38,832)		(353)
Transfer to film and content rights		(219,923)		(136,462)
Intangible - content assets, ending balance		339,436		349,568
Film and Content Rights
Disclosure of detailed information about intangible assets [line items]
Intangible - content assets, beginning balance		638,108		634,465
Amortization		(130,155)		(115,285)
Exchange difference		(7,542)		(414)
Impairment loss		(366,703)
Deconsolidation				(20,688)
Transfer from film production and content advances		220,367		140,030
Intangible - content assets, ending balance		$ 354,075		$ 638,108

[1]	Represents exchange of film rights for non-cash consideration.
[2]	Represents non-cash movement on account of de-recognition of financial liabilities.
[3]	Includes reclassification from other intangibles and reclassification to loans and advances.